Other Receivables and Prepayments, Net	12 Months Ended
Dec. 31, 2018
Other Receivables And Prepayments Net [Abstract]
OTHER RECEIVABLES AND PREPAYMENTS, NET

4.	OTHER RECEIVABLES AND PREPAYMENTS, NET

Other receivables and prepayments as of December 31, 2018 and 2017 consist of the following:

	2018	2017
Rental deposits	$43,838	$33,178
Prepaid expenses	271,965	129,286
Advances to employees	47	-
	315,850	162,464
Less: reserve for doubtful accounts	(48,069)	(34,041)
Other receivables, net	$267,781	$128,423

During the years ended December 31, 2018, 2017 and 2016, bad debts (recovery of bad debts) on other receivables from continuing operations were $16,403, $32,213 and ($41,790), respectively. During the year ended December 31, 2016, there were no bad debts on other receivables from discontinued operations.